Significant Related Party Transactions - Significant Intercompany Transactions Between Consolidated Entities (Detail) $ in Thousands, $ in Millions		8 Months Ended	12 Months Ended
	Apr. 02, 2024	Aug. 31, 2024	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Amount of downstream transaction				$ 350		$ 350		$ 350
Disposal of proportion of ownership interest in subsidiary	100.00%	100.00%
UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales			$ 52,901,807		$ 58,145,772		$ 61,923,652
Accounts receivable			$ 5,567,464		$ 6,970,670		$ 5,827,800
Explanation of terms and conditions of outstanding balances for related party transaction			Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member]
Disclosure of transactions between related parties [line items]
Sales			$ 1,157,346		$ 1,210,478		$ 1,127,275
Accounts receivable			$ 5,016		$ 12,623		$ 11,688
Explanation of terms and conditions of outstanding balances for related party transaction			Net 30 days	Net 30 days	Net 30 days	Net 30 days	Net 30 days	Net 30 days
UNITEDDS SEMICONDUCTOR (SHANDONG) CO., LTD. (UDS) [member]
Disclosure of transactions between related parties [line items]
Sales					$ 337,007		$ 364,948
Accounts receivable							$ 10,800
Explanation of terms and conditions of outstanding balances for related party transaction					Net 30 days	Net 30 days	Net 30 days	Net 30 days
UNITED SEMICONDUCTOR JAPAN CO., LTD. (USJC) [member] | UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales			$ 5,263,816		$ 4,755,322		$ 3,487,292
Accounts receivable			$ 959,612		$ 713,962		$ 342,835
Explanation of terms and conditions of outstanding balances for related party transaction			Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member] | UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales			$ 423,720		$ 639,413		$ 1,208,630
Accounts receivable			$ 68,434		$ 137,666		$ 17,816
Explanation of terms and conditions of outstanding balances for related party transaction			Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member] | UNITEDDS SEMICONDUCTOR (SHANDONG) CO., LTD. (UDS) [member]
Disclosure of transactions between related parties [line items]
Sales					$ 287,522		$ 286,087
Accounts receivable							$ 362
Explanation of terms and conditions of outstanding balances for related party transaction					Month-end 30 days	Month-end 30 days	Month-end 30 days	Month-end 30 days
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member] | UMC [Member]
Disclosure of transactions between related parties [line items]
Sales							$ 134,303
Explanation of terms and conditions of outstanding balances for related party transaction							Net 30 days - Net 45 days	Net 30 days - Net 45 days
WAVETEK MICROELECTRONICS CORPORATION (WAVETEK) (WTK) [member] | UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales			$ 375,894		$ 397,260		$ 505,806
Accounts receivable			$ 79,412		$ 39,086		$ 53,916
Explanation of terms and conditions of outstanding balances for related party transaction			Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member] | UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales					$ 240,749		$ 384,067
Accounts receivable					$ 31,132		$ 43,863
Explanation of terms and conditions of outstanding balances for related party transaction					Net 60 days	Net 60 days	Net 60 days	Net 60 days
HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member] | UDS [Member]
Disclosure of transactions between related parties [line items]
Sales							$ 159,523
Accounts receivable							$ 2,696
Explanation of terms and conditions of outstanding balances for related party transaction							Month-end 30 days	Month-end 30 days